Annual Fund Operating Expenses - Cohen & Steers Real Assets Active ETF	Aug. 10, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	0.94%	[2]
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.80%	[2]

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund invests a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights. In addition, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will waive and/or reimburse the Fund an amount equal to the net investment management fees for Acquired Funds that are managed by the Advisor for the life of the Fund (so long as it is the Fund’s investment advisor) and reimburse the Fund for an amount equal to all other Acquired Fund Fees and Expenses of Acquired Funds in an amount up to 0.10% through June 30, 2028. This contractual agreement can only be amended or terminated by agreement of the Board and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.